SHARE-BASED COMPENSATION - Option awards to new incentive recipients (Details)	12 Months Ended
Dec. 31, 2025 shares
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of options granted	1,572,958
Employee share options | Employees | Vesting on each calendar month through 48th month
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of options granted	44,161
Vesting percentage	2.08%
Employee share options | Employees | Options vesting on first, second and third anniversaries of vesting
Share-Based Compensation Arrangement by Share-Based Payment Award
Number of options granted	1,528,797
Vesting percentage	25.00%